Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents [Abstract]
Cash on hand and at banks	$ 18,180	$ 20,704
Short Term Deposits and Highly Liquid Funds	13,952	27,374
Total cash and cash equivalents	$ 32,132	$ 48,078	$ 51,278	$ 77,878